Share-based Payments - Summary of Warrants Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 Warrant € / shares	Dec. 31, 2017 Warrant	Jun. 29, 2017	Dec. 31, 2016 Warrant	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding as of 31 December, Ex 2016	731,229	674,962	294,484	571,444	245,982	60,697	2,500	766
29 Oct 2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 October 2010
Vesting date	29 October 2013
Expiry date	29 October 2020
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	766	766
Exercise price per share | € / shares	€ 35.36
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	26 October 2018
Vesting date	26 October 2021
Expiry date	26 October 2023
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	84,300
Exercise price per share | € / shares	€ 21.16
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	06 May 2013
Vesting date	06 May 2016
Expiry date	06 May 2023
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	2,500	7,000
Exercise price per share | € / shares	€ 2.64
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 May 2014
Vesting date	05 May 2017
Expiry date	05 May 2024
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	60,697	60,697
Exercise price per share | € / shares	€ 36.69
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	05 November 2015
Vesting date	05 November 2018
Expiry date	05 November 2025
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	245,982	253,065
Exercise price per share | € / shares	€ 33.27
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	08 December 2016
Vesting date	08 December 2019
Expiry date	08 December 2021
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	42,500	45,000
Exercise price per share | € / shares	€ 22.46
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant plan issuance date	29 June 2017
Vesting date	29 June 2020
Expiry date	29 June 2022
Number of warrants outstanding as of 31 December, Ex 2016 | Warrant	294,484	308,434
Exercise price per share | € / shares	€ 31.50